OPTIONS AND WARRANTS (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2013 Y
Options And Warrants 1	6,000,000
Options And Warrants 2	3,000,000
Options And Warrants 3	$ 0.605
Options And Warrants 4	1,000,000
Options And Warrants 5	500,000
Options And Warrants 6	$ 1,669,302
Options And Warrants 7	3,338,604
Options And Warrants 8	1
Options And Warrants 9	0
Options And Warrants 10	$ 1,669,302